Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results (Unaudited)
Quarterly Results (Unaudited)

13. Quarterly Results (Unaudited)

Summarized quarterly results of operations is as follows (in thousands except per share and share amounts):

	Year Ended December 31, 2011
	First	Second	Third	Fourth
	(in thousands, except for share and per share amounts)
Revenue	$238	$224	$275	$207
Total costs and expenses	3,168	4,303	4,645	2,881
Net loss	(2,466)	(4,342)	(5,397)	(3,451)
Basic and diluted loss per common share(1)	(0.04)	(0.06)	(0.08)	(0.05)
Weighted average shares outstanding	60,102,966	70,993,924	71,003,667	71,003,667

	Year Ended December 31, 2010
	First	Second	Third	Fourth
	(in thousands, except for share and per share amounts)
Revenue	$195	$251	$257	$291
Total costs and expenses	4,124	4,335	4,265	3,644
Net loss	(4,508)	(4,889)	(3,168)	(2,972)
Basic and diluted loss per common share(1)	(0.10)	(0.11)	(0.06)	(0.06)
Weighted average shares outstanding	44,160,266	44,274,642	50,393,488	52,466,655

(1) Basic and diluted loss per common share are computed independently for each of the periods presented. Accordingly, the sum of the quarterly loss per common share amounts may not agree to the total for the year.